[UBS GLOBAL ASSET MANAGEMENT LOGO]

    UBS Cash Reserves Fund
     Prospectus
     August 29, 2003

      This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in the UBS Financial Services Inc. ACCESS-SM- program, but only if UBS Global Asset Management (US) Inc. or an affiliate does not serve as investment manager for the plan. The fund may be made available to clients in other programs in the future.

      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS Cash Reserves Fund
------------------------------------------------------------------------

Contents

THE FUND
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUND
     Investment Objective, Strategies and Risks...  Page 2
     Performance..................................  Page 3
     Expenses and Fee Tables......................  Page 4
     More About Risks and Investment Strategies...  Page 5

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT
     Managing Your Fund Account...................  Page 6
     --Buying Shares
     --Selling Shares
     --Additional Information About Your Account
     --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUND
     Management...................................  Page 9
     Dividends and Taxes..........................  Page 10
     Financial Highlights.........................  Page 11
     Where to learn more about the fund...........  Back Cover

           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    1

UBS Cash Reserves Fund
------------------------------------------------------------------------

Investment Objective, Strategies and Risks

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Cash Reserves Fund
------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual return for the fund's shares for the 2002 calendar year and since inception.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (2001 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
2001                  3.90%
2002                  1.46%

Total return January 1 to June 30, 2003--0.44%
Best quarter during years shown: 1st quarter, 2001--1.35%
Worst quarter during years shown: 4th quarter, 2002--0.32%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002

(INCEPTION DATE)                                    (2/14/00)
--------------------------------------------------  ---------
One Year..........................................      1.46%
Life of Fund......................................      3.74%

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Cash Reserves Fund
------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.33%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses..............................................  0.33%
                                                              -----
Total Annual Fund Operating Expenses........................  0.66%
                                                              =====
Expense Reimbursements/Management Fee Waivers*..............  0.19%
                                                              -----
Net Expenses*...............................................  0.47%
                                                              =====

  * The fund and UBS Global AM have entered into a written expense reimbursement/management fee waiver agreement. UBS Global AM is contractually obligated to reimburse fund expenses to the extent that the fund's expenses otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay UBS Global AM for those reimbursed expenses if the fund can do so over the following three years without causing its expenses in any of those years to exceed the "Net Expenses" rate.
     UBS Global AM is also contractually obligated to waive 0.04% of its 0.33% management fee.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
                                                                 $48       $192       $349        $804

--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Cash Reserves Fund
------------------------------------------------------------------------

More About Risks and Investment Strategies

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

ADDITIONAL RISK

STRUCTURED SECURITY RISK. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Cash Reserves Fund
------------------------------------------------------------------------

Managing Your Fund Account

BUYING SHARES

THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS FINANCIAL SERVICES INC. OR
UBS GLOBAL AM. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR FINANCIAL ADVISOR.

Fund shares are currently available primarily to eligible benefit plans participating in the UBS Financial Services ACCESS-SM- program if UBS Global AM or an affiliate does not serve as investment manager to the eligible benefit plan (i.e., UBS Financial Services Inc., UBS Global AM or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs in the future.

BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither UBS Global AM nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Global AM are both open for business.

The fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Cash Reserves Fund
------------------------------------------------------------------------

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include:

- individual retirement accounts (e.g., traditional, rollover and "SIMPLE"
  IRAs);

- simplified employee pension plans;

- cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

- profit sharing plans;

- money purchase plans;

- defined benefit plans;

- target benefit plans;

- church plans;

- government plans; and

- self-employed plans (i.e., "Keoghs").

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Cash Reserves Fund
------------------------------------------------------------------------

shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund typically calculates its net asset value per share twice each business day, at noon, Eastern time, and at 4:00 p.m., Eastern time.

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Cash Reserves Fund
------------------------------------------------------------------------

Management

INVESTMENT ADVISOR

UBS Global Asset Management (US) Inc. ("UBS Global AM"), a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the US Securities and Exchange Commission. As of June 30, 2003, UBS Global AM had approximately $70.5 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $415.2 billion in assets under management as of June 30, 2003. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

ADVISORY FEES

The contractual rate for the fund's advisory fees to UBS Global AM is 0.33% of the fund's average daily net assets.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Cash Reserves Fund
------------------------------------------------------------------------

Dividends and Taxes

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

- reaches age 59 1/2;

- becomes permanently disabled; or

- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax adviser concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Cash Reserves Fund
------------------------------------------------------------------------

Financial Highlights

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

                                                          FOR THE YEARS ENDED             FOR THE PERIOD
                                                               APRIL 30,                FEBRUARY 14, 2000+
                                                    --------------------------------            TO
                                                      2003        2002        2001        APRIL 30, 2000
                                                    --------    --------    --------    ------------------
Net asset value, beginning of period..............  $   1.00    $   1.00    $   1.00         $   1.00
                                                    --------    --------    --------         --------
Net investment income.............................     0.012       0.026       0.059            0.012
Dividends from net investment income..............    (0.012)#    (0.026)     (0.059)          (0.012)
                                                    --------    --------    --------         --------
Net asset value, end of period....................  $   1.00    $   1.00    $   1.00         $   1.00
                                                    ========    ========    ========         ========
Total investment return(1)........................     1.25%       2.66%       6.01%            1.18%
                                                    ========    ========    ========         ========
Ratios/Supplemental Data:
Net assets, end of period (000's).................  $235,863    $393,966    $349,830         $270,406
Expenses to average net assets, net of fee
  waivers/ reimbursements from advisor............     0.47%       0.47%       0.47%           0.47%*
Expenses to average net assets, before fee
  waivers/ reimbursements from advisor............     0.66%       0.61%       0.54%           0.53%*
Net investment income to average net assets, net
  of fee waivers/ reimbursements from advisor.....     1.25%       2.61%       5.80%           5.57%*
Net investment income to average net assets,
  before fee waivers/ reimbursements from
  advisor.........................................     1.06%       2.47%       5.73%           5.51%*

  +  Commencement of operations.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  # Includes dividends from net realized gains from investment activities of $0.00003.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647 1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

  UBS Cash Reserves Fund
   Prospectus

UBS Money Series
--UBS Cash Reserves Fund
Investment Company Act File No. 811-8767

-C- 2003 UBS Global Asset Management (US) Inc.
All rights reserved.
I-449

    August 29, 2003

[GRAPHIC]

    UBS Liquid Assets Fund
     Prospectus

     August 29, 2003



      This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in certain UBS Financial Services Inc. or Correspondent Services Corporation investment programs and that have arrangements with UBS Global Asset Management (US) Inc. or an affiliate to serve as investment manager for the client or investment program.


      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS Liquid Assets Fund
------------------------------------------------------------------------

Contents


THE FUND
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUND
     Investment Objective, Strategies and Risks...  Page 2
     Performance..................................  Page 3
     Expenses and Fee Tables......................  Page 4
     More About Risks and Investment Strategies...  Page 5

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT
     Managing Your Fund Account...................  Page 6
     --Buying Shares
     --Selling Shares
     --Additional Information About Your Account
     --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUND
     Management...................................  Page 9
     Dividends and Taxes..........................  Page 10
     Financial Highlights.........................  Page 11
     Where to learn more about the fund...........  Back Cover


           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    1

UBS Liquid Assets Fund
------------------------------------------------------------------------

Investment Objective, Strategies and Risks

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.



UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.


- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Liquid Assets Fund
------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.


The bar chart shows how the fund's performance has varied from year to year.



The table that follows the bar chart shows the average annual return for the fund's shares for the 2002 calendar year and since inception.


The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (2001 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
2001                  4.21%
2002                  1.81%


Total return January 1 to June 30, 2003--0.56%
Best quarter during years shown: 1st quarter, 2001--1.42%
Worst quarter during years shown: 4th quarter, 2002--0.39%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



(INCEPTION DATE)                                    (2/14/00)
--------------------------------------------------  ---------
One Year..........................................      1.81%
Life of Fund......................................      4.06%


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Liquid Assets Fund
------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


Management Fees*............................................  0.03%
Distribution and/or Service (12b-1) Fees....................   None
Other Expenses..............................................  0.16%
                                                              -----
Total Annual Fund Operating Expenses........................  0.19%
                                                              =====



  * The fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management Fees" above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM's direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to it by the fund. See "Management." UBS Global AM has decided to waive its entire management fees (0.03%) from the fund so that the effective total fund operating expenses will be 0.16%. UBS Global AM may terminate this voluntary waiver at any time in the future.

EXAMPLE


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
                                                                 $16        $58       $104        $240


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Liquid Assets Fund
------------------------------------------------------------------------

More About Risks and Investment Strategies

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.


FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.


ADDITIONAL RISK

STRUCTURED SECURITY RISK. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.


UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Liquid Assets Fund
------------------------------------------------------------------------

Managing Your Fund Account

BUYING SHARES


THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS FINANCIAL SERVICES INC., UBS GLOBAL AM OR CERTAIN OTHER FINANCIAL SERVICES FIRMS. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR FINANCIAL ADVISOR.



Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by UBS Financial Services Inc. or an affiliate and managed by UBS Global AM or an affiliate. The eligible investment programs include:



- UBS Financial Services Inc. ACCESS-SM-;



- UBS Financial Services Inc. Managed Accounts Consulting (MAC) Wrap;



- UBS Financial Services Inc. Portfolio Management Program (PMP);



- UBS Financial Services Inc. SELECTIONS-SM-



- CSChoice-SM-; and



- Private Wealth Solutions-SM-.


The fund may be made available to other programs in the future.


The fund is designed primarily for eligible benefit plans that participate in these programs where UBS Global AM or an affiliate serves as investment manager (i.e., UBS Financial Services Inc., UBS Global AM or an affiliate exercises investment discretion with respect to account assets).


BUYING SHARES AUTOMATICALLY


The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither your Financial Advisor, UBS Global AM, nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.


Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Global AM are both open for business.


     ACCESS and SELECTIONS are service marks of UBS Financial Services Inc.


--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Liquid Assets Fund
------------------------------------------------------------------------

The fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.


Please consult your Financial Advisor for more information about this automatic purchase feature.


BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include:

- individual retirement accounts (e.g., traditional, rollover and "SIMPLE"
  IRAs);

- simplified employee pension plans;

- cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

- profit sharing plans;

- money purchase plans;

- defined benefit plans;

- target benefit plans;

- church plans;

- government plans; and

- self-employed plans (i.e., "Keoghs").


Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.


Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Liquid Assets Fund
------------------------------------------------------------------------


identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.


PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund typically calculates its net asset value per share twice each business day, at noon, Eastern time, and at 4:00 p.m. Eastern time.

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Liquid Assets Fund
------------------------------------------------------------------------

Management

INVESTMENT ADVISOR


UBS Global Asset Management (US) Inc. ("UBS Global AM"), a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the US Securities and Exchange Commission. As of June 30, 2003, UBS Global AM had approximately $70.5 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $415.2 billion in assets under management as of June 30, 2003. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.


ADVISORY FEES


The fund has agreed to pay advisory and administration fees to UBS Global AM that are limited to reimbursements for direct costs, excluding any profit or overhead. For the fiscal year ended April 30, 2003, UBS Global AM voluntarily waived its entire advisory and administrative fee. Had UBS Global AM not done so, the fund would have paid
UBS Global AM advisory and administrative fees at the effective annual rate of 0.03% of its average daily net assets. UBS Global AM is currently continuing to waive its entire management fee but may terminate this voluntary waiver at any time in the future.



Under the agreement with the fund, UBS Global AM manages the investment operations of the fund and also administers the fund's business affairs.
UBS Global AM is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. UBS Global AM's costs include the following: (i) paying the salaries and expenses of the fund's officers and other personnel engaged in administering the fund's business; (ii) monitoring financial and shareholder accounting services provided by the fund's custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the fund's registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code;
(v) preparing semi-annual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) assisting in the preparation of federal, state and local tax returns; (viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund's shareholders; and (x) paying any other costs and expenses UBS Global AM incurs in managing the portfolio of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the fund. The fund will incur other expenses in its operations.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Liquid Assets Fund
------------------------------------------------------------------------

Dividends and Taxes

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

- reaches age 59 1/2;

- becomes permanently disabled; or

- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax adviser concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Liquid Assets Fund
------------------------------------------------------------------------

Financial Highlights

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS Liquid Assets Fund
------------------------------------------------------------------------


                                                                             FOR THE PERIOD
                                           FOR THE YEARS ENDED APRIL 30,   FEBRUARY 14, 2000+
                                          -------------------------------          TO
                                            2003       2002       2001       APRIL 30, 2000
                                          ---------  ---------  ---------  ------------------
Net asset value, beginning of period....  $   1.00   $   1.00   $   1.00        $   1.00
                                          --------   --------   --------        --------
Net investment income...................     0.015      0.029      0.061           0.012
Dividends from net investment income....    (0.015)#   (0.029)    (0.061)         (0.012)
                                          --------   --------   --------        --------
Net asset value, end of period..........  $   1.00   $   1.00   $   1.00        $   1.00
                                          ========   ========   ========        ========
Total investment return(1)..............     1.56%      2.98%      6.32%           1.24%
                                          ========   ========   ========        ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $338,534   $368,936   $444,417        $326,125
Expenses to average net assets, net of
  fee waivers from advisor..............     0.16%      0.17%      0.19%          0.17%*
Expenses to average net assets, before
  fee waivers from advisor..............     0.19%      0.20%      0.22%          0.20%*
Net investment income to average net
  assets, net of fee waivers from
  advisor...............................     1.56%      2.96%      6.11%          5.89%*
Net investment income to average net
  assets, before fee waivers from
  advisor...............................     1.53%      2.93%      6.08%          5.86%*



  +  Commencement of operations.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  # Includes dividends from net realized gains from investment activities of $0.00002.



--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647 1568.


You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

  UBS Liquid Assets Fund
   Prospectus

UBS Money Series
--UBS Liquid Assets Fund
Investment Company Act File No. 811-8767


-C- 2003 UBS Global Asset Management (US) Inc.
All rights reserved.
I-450



    August 29, 2003